Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
United States
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expense related to plan	$ 5.0	$ 2.8	$ 1.7
United States | Maximum
Defined Contribution Plan Disclosure [Line Items]
Percentage of defined contribution to participating employees	6.00%
Other Countries
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expense related to plan	$ 1.9	$ 1.4	$ 0.5